Financial leases (Tables)	12 Months Ended
Jun. 30, 2019
Financial Leases [Abstract]
Schedule of Financial leases
	Institution	Maturity	2019	2018
Current
Financial lease sugarcane fields	Parceria III	November/18	254	1,676
			254	1,676
Noncurrent
Financial lease sugarcane fields	Parceria IV	January/32	20,943	18,539
			20,943	18,539

			21,197	20,215

Schedule of Changes in financial leases
	2017	Present value adjustment	2018
Financial lease sugarcane fields - Parceria III	3,284	(1,608)	1,676
Financial lease sugarcane fields - Parceria IV	20,795	(2,256)	18,539
	24,079	(3,864)	20,215

	2018	Present value adjustment	2019
Financial lease sugarcane fields - Parceria III	1,676	(1,422)	254
Financial lease sugarcane fields - Parceria IV	18,539	2,404	20,943
	20,215	982	21,197